Share-based compensation - Stock warrants - assumptions used (Details) - Stock warrants	3 Months Ended
Mar. 31, 2023 $ / shares
Estimated fair value of the stock options
Risk-free interest rate	1.78%
Expected volatility	35.00%
Expected life (in years)	6 years 4 months 24 days
Fair value of warrants granted	$ 0.7